Document and Entity Information	Jun. 24, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000939930
Document Type	8-K
Document Period End Date	Jun. 24, 2021
Entity Registrant Name	Pyxus International, Inc.
Entity Incorporation State Country Code	VA
Entity File Number	001-13684
Entity Tax Identification Number	85-2386250
Entity Address, Address Line One	8001 Aerial Center Parkway
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560-8417
City Area Code	(919)
Local Phone Number	379-4300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false